Financial Risk Review (Details) - Schedule of Credit Risk Exposure - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Credit Risk Exposure [Line Items]
Cash and cash equivalent	$ 49,391,627	$ 20,535,210	$ 45,624,110	$ 3,106,189
Subscription receivable		50,000,000
Other receivables	696,968	158,231
Receivable from affiliated entities	1,433,243	959,935
Related party receivables	75,000	655,683
Total	51,596,838	72,309,059
Current [member]
Schedule of Credit Risk Exposure [Line Items]
Cash and cash equivalent	49,391,627	20,535,210
Subscription receivable		50,000,000
Other receivables	98,836	79,648
Receivable from affiliated entities	1,433,243	748,836
Related party receivables	75,000	655,683
Total	50,998,706	72,019,377
Days past due 31 – 60 [Member]
Schedule of Credit Risk Exposure [Line Items]
Cash and cash equivalent
Subscription receivable
Other receivables	598,132	66,861
Receivable from affiliated entities
Related party receivables
Total	598,132	66,861
Days past due 61 – 90 [Member]
Schedule of Credit Risk Exposure [Line Items]
Cash and cash equivalent
Subscription receivable
Other receivables
Receivable from affiliated entities
Related party receivables
Total
Days past due 91 – 120 [Member]
Schedule of Credit Risk Exposure [Line Items]
Cash and cash equivalent
Subscription receivable
Other receivables		11,722
Receivable from affiliated entities
Related party receivables
Total		11,722
Days past due >120 [Member]
Schedule of Credit Risk Exposure [Line Items]
Cash and cash equivalent
Subscription receivable
Other receivables
Receivable from affiliated entities		211,099
Related party receivables
Total		211,099
Impairment [Member]
Schedule of Credit Risk Exposure [Line Items]
Cash and cash equivalent
Subscription receivable
Other receivables
Receivable from affiliated entities
Related party receivables
Total